Employee Incentives - Schedule of Restricted Stock Units Activity (Details) - $ / shares shares in Millions	2 Months Ended	12 Months Ended
	Dec. 26, 2020	Dec. 26, 2020
Class A Share Awards
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance	0.0
Number of Units, Grants	2.0
Number of Units, Grants replacing pre-IPO awards	27.6
Number of Units, Vested at IPO	(5.7)
Number of Units, Vested	(0.1)
Number of Units, Forfeited	(0.3)
Number of Units, Ending Balance	23.5	23.5
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0
Weighted Average Grant Date Fair Value, Grants	15.97
Weighted Average Grant Date Fair Value, Grants replacing pre-IPO awards	17.39
Weighted Average Grant Date Fair Value, Vested at IPO	20.00
Weighted Average Grant Date Fair Value, Vested	8.38
Weighted Average Grant Date Fair Value, Forfeited	19.35
Weighted Average Grant Date Fair Value, Ending Balance	$ 16.65	$ 16.65
Class A Unit Awards | Foundation Technology Worldwide L L C
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance		2.9
Number of Units, Grants		4.3
Number of Units, Vested		(1.4)
Number of Units, Forfeited		(0.7)
Number of Units, Ending Balance	0.0	0.0
Weighted Average Grant Date Fair Value, Beginning Balance		$ 8.08
Weighted Average Grant Date Fair Value, Grants		9.46
Weighted Average Grant Date Fair Value, Vested		8.80
Weighted Average Grant Date Fair Value, Forfeited		9.14
Weighted Average Grant Date Fair Value, Ending Balance	$ 0	$ 0
Number of Units, Converted into Class A Share RSUs		(5.1)
Weighted Average Grant Date Fair Value, Converted into Class A Share RSUs		$ 8.13